NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Blueprint® Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT Blueprint® Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT Blueprint® Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT Blueprint® Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT Blueprint® Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT Blueprint® Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT Blueprint® Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated August 22, 2025
to the Statement of Additional Information dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the list of underlying mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) in which the Funds may currently invest beginning on page 2 of the SAI is hereby revised to add the Nationwide Large Cap Equity Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE